31. COMMITMENTS (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfCommitmentsLineItems [Line Items]
Percentage of progress project posts	54.00%
Transnordestina logistica s.a [member]
DisclosureOfCommitmentsLineItems [Line Items]
Consession expire year	2057
Approved construction investment	R$ 7,542
Description of currently approved budget	Missão Velha - Salgueiro amounting to R$0.4 billion, Salgueiro - Trindade amounting to R$0.7 billion, Trindade - Eliseu Martins amounting to R$2.4 billion, Missão Velha - Port of Pecém amounting to R$3 billion, Salgueiro - Port of Suape amounting to R$4.7 billion, totaling R$11.2 billion.
Proposed amount	R$ 13,200,000
Description of guarantees of financing granted	The Company guarantees 100% of the financing obtained by TLSA from Banco do Nordeste / FNE and BNDES, as well as 50.97% of the debentures issued by the FDNE (considers 48.47% of corporate guarantee, 1.25% of letter of guarantee) for BNB and 1.25% corporate guarantee for BNB).
Percentage of debentures converted	50.00%